Organization and Summary of Significant Accounting Policies Organization and Summary of Significant Accounting Policies - Reclassifications out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Other Comprehensive Income [Line Items]
Cost of revenue	$ 9,559	$ 10,351	$ 10,770
OCI reclassifications to earnings net	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Other Comprehensive Income [Line Items]
Cost of revenue	0	0	0
Research and Development Expense	0	0	0
OCI reclassifications to earnings net	$ 0	$ 0	$ 0